CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Disclosure of restricted cash and cash equivalents [text block]
	Thousands of U.S. dollars
	2018	2019
Deposits held at call	100,706	96,978
Short-term financial investments	32,820	27,728
Total	133,526	124,706